Other Non-financial Assets and Liabilities - Other non-financial liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	$ 17,053,840	$ 47,166,581
Other non-current non-financial liabilities	1,135,285	1,177,968
VAT Credit and Other Taxes
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	12,741,963	40,117,141
Reimbursable financial contributions
Disclosure Of Financial Liabilities [Line Items]
Other non-current non-financial liabilities	1,135,285	1,177,968
Splices
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	1,149,415	3,860,816
Transfer of networks
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	696,675	1,473,486
Lighting services
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	564,465	145,247
Other services
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	1,260,078	1,184,427
Other non-financial liabilities
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	$ 641,244	$ 385,464